Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Total interest income on financial assets	$ 7,063	$ 1,896	$ 3,687
Total interest expense on financial liabilities	(85,418)	(57,961)	(60,627)
Interest leasing	(1,237)	(2,378)	(3,287)
Other financial charges	$ (5,930)	$ (14,265)	$ (9,936)